Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Schedule of inventory

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
Raw materials	414,172,830	1,387,287,531	201,689,909
Work-in-process	2,681,530	1,764,835	256,579
Finished goods	17,331,071	52,241,134	7,595,044
Total inventories	434,185,431	1,441,293,500	209,541,532